Proposed Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
May 29, 2014
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	Virginia Company Bank
Payments to Acquire Businesses, Gross	$ 133